LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–56.43%
Argentina–0.00%
YPF ADR	1,806	$ 16,706
		16,706
Australia–0.25%
AGL Energy	8,326	107,713
Newcrest Mining	52,836	1,219,225
=†πQuintis Pty	1,064,776	876,778
Rio Tinto (Australian Securities Exchange)	328	20,544
South32	12,795	22,567
Woolworths Group	39	982
		2,247,809
Brazil–0.60%
Ambev	2,374	10,970
†Azul S.A. ADR	93,787	3,359,450
B3 SA - Brasil Bolsa Balcao	192	2,025
Banco do Brasil	3,949	43,340
Banco Santander	2,091	22,878
Engie Brasil Energia	1,491	15,929
JBS	3,618	28,492
Notre Dame Intermedica Participacoes S.A.	136,645	1,792,357
Petrobras Distribuidora	10,765	71,197
		5,346,638
Canada–0.93%
Barrick Gold	22,246	384,857
Canadian Pacific Railway	825	100,566
Enbridge	103,809	3,643,521
Fairfax Financial Holdings	130	57,305
Imperial Oil	676	17,603
Magna International	767	40,884
Nutrien	339	16,888
Rogers Communications Class B	637	31,027
TC Energy	53,229	2,756,168
Thomson Reuters	1,585	105,938
Wheaton Precious Metals	43,406	1,138,185
		8,292,942
Chile–0.02%
Cia Cervecerias Unidas ADR	9,086	201,618
		201,618
□China–1.85%
Agile Group Holdings	22,000	26,725
Agricultural Bank of China Class H	43,000	16,839
Aier Eye Hospital Group Class A	28,198	140,236
Air China Class H	6,000	5,266
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
†Alibaba Group Holding ADR	28,159	$ 4,709,030
Anhui Conch Cement Class A	4,300	24,933
Anhui Conch Cement Class H	9,500	56,376
ANTA Sports Products	16,000	132,259
Asymchem Laboratories Tianjin Class A	8,696	143,560
Autobio Diagnostics Class A	11,200	138,966
†Baidu ADR	14	1,439
Bank of China Class H	8,000	3,137
Beijing Capital International Airport Class H	48,000	40,959
Beijing Enterprises Holdings	8,000	36,810
CGN Power Class H	63,000	15,927
China CITIC Bank Class H	62,000	33,056
China Hongqiao Group	14,000	8,939
China Longyuan Power Group Class H	22,000	12,361
†China Mengniu Dairy	32,000	119,785
China Petroleum & Chemical Class H	110,000	65,092
China Resources Beer Holdings	2,000	10,596
China Resources Cement Holdings	70,000	70,209
China Resources Pharmaceutical Group	13,000	12,162
China Resources Power Holdings	20,000	24,266
China Shenhua Energy Class H	22,000	44,168
China Taiping Insurance Holdings	1,600	3,571
China Unicom Hong Kong	6,000	6,352
CITIC	19,000	23,984
CNOOC	49,000	75,025
Country Garden Services Holdings	5,000	14,420
Dali Foods Group	31,000	19,025
Daqin Railway Class A	3,200	3,405
Foshan Haitian Flavouring & Food	8,900	137,247
Fosun International	80,500	99,639
†GF Securities Class H	1,200	1,258
Glodon Class A	26,900	133,824
Great Wall Motor Class A	76,600	82,762
Gree Electric Appliances	11,600	93,202
Guangzhou Automobile Group Class A	55,799	96,026
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Guotai Junan Securities Class H	5,600	$ 8,710
Haier Smart Home Class A	40,900	87,723
Haitong Securities Class H	17,200	18,040
Hangzhou Hikvision Digital Technology Class A	30,700	139,211
Hangzhou Robam Appliances Class A	25,100	92,569
Hangzhou Tigermed Consulting Class A	15,799	137,325
Han's Laser Technology Industry Group Class A	30,899	154,008
Hengan International Group	21,500	140,882
Huazhu Group ADR	4,174	137,825
Hundsun Technologies Class A	12,700	131,714
Industrial & Commercial Bank of China Class H	91,000	60,964
Inner Mongolia Yili Industrial Group	33,500	134,021
Inspur Electronic Information Industry Class A	37,700	135,698
†JD.com ADR	3,617	102,036
Jiangsu Hengrui Medicine	12,698	143,576
Kingdee International Software Group	151,000	159,015
†Kingsoft	62,000	131,508
Kunlun Energy	20,000	17,233
Laobaixing Pharmacy Chain Class A	12,900	136,814
Lenovo Group	238,000	158,776
Li Ning	46,500	133,409
Sany Heavy Industry Class A	10,800	21,635
Shanghai International Airport	10,999	123,265
Shanghai Jahwa United Class A	27,800	133,723
Shanxi Lu'an Environmental Energy Development Class A	2,100	2,131
Shenzhen Mindray Bio-Medical Electronics Class A	5,300	137,127
Sinopec Engineering Group Class H	39,500	24,816
Sinopec Shanghai Petrochemical Class H	144,000	41,863
†TAL Education Group ADR	3,869	132,475
Tencent Holdings	122,400	5,119,734
Tingyi Cayman Islands Holding	12,000	16,894
Tsingtao Brewery Class A	3,100	21,078
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
□China (continued)
Tsingtao Brewery Class H	10,000	$ 60,334
Venustech Group Class A	32,100	143,938
†Vipshop Holdings ADR	358	3,193
Want Want China Holdings	421,000	336,183
Weichai Power Class H	12,000	17,311
Wuhan Raycus Fiber Laser Technologies Class A	10,383	144,739
WuXi AppTec Class A	11,499	139,684
†Wuxi Biologics Cayman	13,000	132,560
Yanzhou Coal Mining Class H	22,000	22,342
Yifeng Pharmacy Chain Class A	12,600	139,290
Yonyou Network Technology Class A	29,100	126,128
Yum China Holdings	7,639	347,040
Zhejiang Expressway Class H	22,000	19,032
Zijin Mining Group Class H	98,000	33,844
Zoomlion Heavy Industry Science and Technology Class A	1,200	960
		16,485,212
Czech Republic–0.03%
CEZ	12,514	276,427
		276,427
Denmark–0.12%
AP Moller - Maersk Class A	91	97,018
AP Moller - Maersk Class B	44	49,739
Carlsberg Class B	574	84,825
Novo Nordisk Class B	16,710	863,508
		1,095,090
Finland–0.00%
Fortum	152	3,593
		3,593
France–2.18%
Cie de Saint-Gobain	11,715	459,143
Danone	84,461	7,439,467
Dassault Aviation	925	1,308,649
Dassault Systemes	32	4,559
Eiffage	3,025	313,587
Electricite de France	768	8,591
Engie	1,291	21,072
EssilorLuxottica	7,026	1,013,003
Kering	120	61,150
Orange	1,556	24,354
Publicis Groupe	2,183	107,415
Renault	486	27,893
Safran	25,422	4,002,700
Sanofi	14,850	1,375,596

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Sodexo	28,594	$ 3,210,102
TOTAL ADR	904	47,008
Vivendi	1,838	50,293
		19,474,582
Germany–1.57%
adidas	321	99,941
Allianz	125	29,096
Bayer	21,614	1,522,772
Deutsche Boerse	25	3,899
Fresenius & Co.	41,027	1,919,269
HeidelbergCement	113	8,164
Knorr-Bremse	27,963	2,628,447
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	43	11,107
SAP	182	21,417
Siemens	68,945	7,380,225
Vonovia	7,473	379,144
Wirecard	110	17,604
		14,021,085
■Hong Kong–0.80%
Brilliance China Automotive Holdings	164,000	176,180
China Mobile	10,000	82,838
CK Infrastructure Holdings	45,000	302,625
CLP Holdings	30,500	320,582
Hang Lung Properties	171,000	388,082
HKT Trust	190,000	301,401
Hongkong Land Holdings	18,500	104,011
Hysan Development	33,000	133,077
†I-CABLE Communications	30,000	287
Jardine Matheson Holdings	8,900	476,303
Link REIT	25,000	275,771
Power Assets Holdings	18,500	124,187
Sino Land	56,000	84,169
Sun Art Retail Group	21,000	21,300
Sun Hung Kai Properties	276,000	3,966,323
Swire Pacific Class A	24,000	223,375
Wharf Real Estate Investment	36,000	196,614
		7,177,125
India–0.78%
Coal India	59,871	169,028
Hero MotoCorp	8,398	320,822
Hindustan Petroleum	4,159	17,767
Housing Development Finance	79,245	2,211,906
Oil & Natural Gas	100,117	186,355
Reliance Industries	211,268	3,977,877
Vedanta	23,936	52,153
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Wipro	2,303	$ 7,804
		6,943,712
Indonesia–0.04%
Bank Central Asia	180,000	384,834
		384,834
Italy–0.84%
Enel	417,997	3,122,143
RAI Way	172,761	1,003,644
Snam	49,316	249,106
UniCredit	261,991	3,088,088
		7,462,981
Japan–5.48%
Aeon	800	14,698
AGC	1,300	40,511
Ajinomoto	177,800	3,365,323
Alfresa Holdings	9,100	203,897
Alps Alpine	3,900	73,233
Astellas Pharma	198,400	2,837,945
Canon Marketing Japan	8,300	176,967
Daikin Industries	11,900	1,569,481
Daiwa House Industry	500	16,252
Denso	34,800	1,537,721
Dowa Holdings	4,200	144,222
East Japan Railway	36,100	3,451,970
FUJIFILM Holdings	1,000	44,050
GS Yuasa	7,600	131,998
Hitachi	3,000	112,351
Hoya	35,200	2,882,981
Japan Airlines	124,000	3,682,727
Japan Aviation Electronics Industry	14,500	207,089
Japan Post Holdings	1,400	12,919
Kamigumi	7,800	177,185
KDDI	14,600	380,954
Keyence	500	311,228
Kinden	31,800	472,899
Koito Manufacturing	13,900	684,212
Kuraray	6,900	85,248
Kyocera	100	6,235
Kyowa Hakko Kirin	600	11,685
Kyudenko	4,400	147,505
Mabuchi Motor	7,200	270,031
Maeda Road Construction	8,000	174,811
Medipal Holdings	10,500	234,383
MEIJI Holdings	100	7,315
Mitsubishi Estate	25,100	485,346
Mitsubishi Heavy Industries	2,500	98,271
Mitsubishi Motors	2,800	12,216
Mitsubishi UFJ Financial Group	4,500	22,918

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Murata Manufacturing	90,400	$ 4,381,465
Nippo	7,700	143,046
Nippon Telegraph & Telephone	7,800	373,181
Nippon Television Holdings	13,200	169,900
NTT Data	500	6,489
Okumura	9,600	257,309
Olympus	89,300	1,209,827
Ono Pharmaceutical	1,000	18,212
Otsuka Holdings	2,000	75,130
Seino Holdings	10,900	136,839
Seven & i Holdings	4,200	160,966
Shin-Etsu Chemical	27,300	2,937,763
Shionogi & Co.	300	16,726
Sompo Holdings	1,300	54,596
Sony	700	41,376
Stanley Electric	5,300	141,168
Subaru	103,500	2,926,989
Suzuken Aichi	4,300	231,467
Suzuki Motor	78,100	3,327,006
Toagosei	29,200	331,122
Toda	40,600	234,816
Tokyo Gas	113,200	2,863,157
Tokyo Steel Manufacturing	39,300	302,141
Toyota Industries	36,800	2,124,797
TV Asahi Holdings	13,200	208,380
Yahoo Japan	21,600	60,855
Yamato Holdings	2,600	39,281
Yamato Kogyo	5,900	147,086
ZOZO	85,400	1,978,209
		48,988,076
Mexico–0.01%
America Movil	109,556	81,387
		81,387
Netherlands–1.89%
ABN AMRO Group CVA	161,188	2,839,553
†Adyen	852	560,296
Aegon	3,631	15,080
ASML Holding	23	5,704
ING Groep	300,133	3,135,408
Koninklijke DSM	43	5,176
Koninklijke Philips	128,419	5,934,123
NXP Semiconductors	820	89,478
Royal Dutch Shell Class A	85,458	2,506,182
Royal Dutch Shell Class A ADR	30,392	1,788,569
Royal Dutch Shell Class B	882	26,068
		16,905,637
Peru–0.00%
Southern Copper	165	5,631
		5,631
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal–0.03%
Jeronimo Martins	17,257	$ 291,015
		291,015
Republic of Korea–0.45%
Hana Financial Group	1,846	54,341
Hyundai Mobis	46	9,680
Industrial Bank of Korea	1,764	19,460
KB Financial Group	1,124	40,117
Kia Motors	222	8,464
KT&G	23,477	2,071,266
LG Chem	1,134	283,555
LG Electronics	1,955	110,062
LG Uplus	4,167	47,481
NCSoft	764	332,686
POSCO	1,570	297,606
Samsung SDI	20	3,723
Shinhan Financial Group	2,551	89,140
SK Telecom	1,236	249,060
S-Oil	2,052	170,134
Woongjin Coway	3,006	212,932
		3,999,707
Singapore–0.49%
CapitaLand	1,339,200	3,423,226
ComfortDelGro	166,100	288,592
Genting Singapore	46,700	29,734
Singapore Telecommunications	117,500	263,639
United Overseas Bank	20,900	388,427
		4,393,618
South Africa–0.01%
Aspen Pharmacare Holdings	3,510	19,950
Discovery	281	2,119
Kumba Iron Ore	226	5,584
†MultiChoice Group	20	156
Old Mutual	29,933	38,200
		66,009
Spain–0.58%
CaixaBank	7,700	20,197
†Cellnex Telecom	121,751	5,028,747
Repsol	3,194	49,814
Telefonica	9,105	69,573
		5,168,331
Sweden–0.02%
Assa Abloy Class B	1,621	36,037
Atlas Copco Class B	1,293	35,013
Sandvik	1,565	24,364
Telefonaktiebolaget LM Ericsson Class B	8,240	65,807

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Telia	323	$ 1,445
		162,666
Switzerland–0.85%
Cie Financiere Richemont	3,089	226,379
†Glencore	5,646	17,015
†LafargeHolcim	1,943	95,681
Nestle	54,527	5,913,696
Novartis	13	1,128
Roche Holding	4,684	1,363,814
		7,617,713
Taiwan–1.36%
Cathay Financial Holding	221,000	291,290
Chunghwa Telecom	514,000	1,838,165
Far EasTone Telecommunications	312,000	728,801
Formosa Chemicals & Fibre	74,000	206,890
Formosa Petrochemical	57,000	180,347
Formosa Plastics	77,000	234,565
Fubon Financial Holding	260,000	373,286
Globalwafers	3,000	30,256
Hon Hai Precision Industry	151,000	356,302
MediaTek	5,000	59,488
Nan Ya Plastics	97,000	217,894
Taiwan Mobile	239,000	862,802
Taiwan Semiconductor Manufacturing	720,000	6,394,700
Uni-President Enterprises	153,000	369,211
		12,143,997
Thailand–0.19%
Advanced Info Service	58,900	423,672
Intouch Holdings	177,100	381,444
PTT Global Chemical-Foreign	159,300	279,953
Siam Cement	22,500	303,090
Thai Beverage	153,100	98,037
Thai Oil	90,700	206,844
		1,693,040
Turkey–0.01%
Eregli Demir ve Celik Fabrikalari	34,206	41,424
Tupras Turkiye Petrol Rafinerileri	300	7,623
Turkcell Iletisim Hizmetleri	2,060	4,743
		53,790
United Arab Emirates–0.16%
NMC Health	43,455	1,448,317
		1,448,317
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–1.15%
AstraZeneca	15,632	$ 1,395,766
Berkeley Group Holdings	7,064	362,697
Coca-Cola European Partners	517	28,668
Diageo	1,748	71,406
Fiat Chrysler Automobiles	5,290	68,547
GlaxoSmithKline	855	18,327
HSBC Holdings (London Shares)	350,580	2,686,234
RELX (London Stock Exchange)	2,416	57,379
Rio Tinto	106	5,510
†Rolls-Royce Holdings	8,497	82,564
Vodafone Group	2,732,879	5,444,726
		10,221,824
United States–33.74%
Abbott Laboratories	5,593	467,966
AbbVie	36,019	2,727,359
Accenture Class A	4,544	874,038
†Adobe Systems	5,385	1,487,606
AES	4,220	68,955
Agilent Technologies	44,447	3,405,974
Air Products & Chemicals	27,621	6,127,995
†Alexion Pharmaceuticals	59	5,778
Allstate	11	1,195
Ally Financial	1,684	55,841
†Alphabet Class A	121	147,758
†Alphabet Class C	12,205	14,877,895
Altria Group	44,405	1,816,165
†Amazon.com	5,221	9,063,186
American Tower	2,271	502,186
Ameriprise Financial	1,324	194,760
Amgen	863	166,999
Anthem	26,773	6,428,197
Apple	64,484	14,442,481
Applied Materials	28,088	1,401,591
†Autodesk	20,449	3,020,317
†AutoZone	29	31,454
Bank of America	173,098	5,049,269
Baxter International	4,303	376,383
Becton Dickinson & Co.	17,956	4,542,150
†Berkshire Hathaway Class B	4,558	948,155
†Biogen	174	40,511
Boeing	135	51,363
†Booking Holdings	34	66,729
Bristol-Myers Squibb	2,496	126,572
Capital One Financial	721	65,597
Cardinal Health	1,251	59,035
Carnival	317	13,856
Caterpillar	62	7,831
†Centene	1,286	55,632
CenterPoint Energy	1,708	51,547

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Cerner	22	$ 1,500
CH Robinson Worldwide	5,519	467,901
Charles Schwab	48,815	2,041,931
†Charter Communications Class A	13,831	5,700,032
Chevron	1,224	145,166
Chubb	19,904	3,213,302
Cisco Systems	27,515	1,359,516
Citigroup	33,948	2,345,128
Citrix Systems	16,669	1,608,892
Colgate-Palmolive	65,399	4,807,481
Comcast Class A	187,006	8,430,230
ConocoPhillips	1,012	57,664
Corning	18,134	517,182
Costco Wholesale	387	111,499
CSX	2,533	175,461
Cummins	292	47,500
CVS Health	22,249	1,403,244
†DaVita	20,676	1,179,979
†Dell Technologies Class C	365	18,929
Delta Air Lines	1,410	81,216
Devon Energy	2,892	69,582
Discover Financial Services	1,067	86,523
Dollar General	15	2,389
†Dollar Tree	28,985	3,308,928
Dover	18,357	1,827,623
†Dropbox Class A	115,756	2,334,799
DuPont de Nemours	18,947	1,351,111
DXC Technology	2,122	62,599
Eaton	298	24,779
eBay	2,804	109,300
†Edwards Lifesciences	573	126,008
Emerson Electric	86,671	5,794,823
Equinix	3,538	2,040,718
Exelon	10,420	503,390
Expedia Group	1,193	160,351
Exxon Mobil	4,144	292,608
†Facebook Class A	25,032	4,457,699
Ferguson	30,335	2,213,870
Fifth Third Bancorp	3,073	84,139
†FleetCor Technologies	18,502	5,306,004
Ford Motor	5,360	49,098
Fortune Brands Home & Security	4,210	230,287
General Electric	7,003	62,607
General Motors	1,216	45,576
Gilead Sciences	45,491	2,883,220
Global Payments	2,537	403,383
Goldman Sachs Group	369	76,468
Hartford Financial Services Group	8,789	532,701
HCA Healthcare	24,133	2,906,096
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Hewlett Packard Enterprise	2,746	$ 41,657
Home Depot	12,519	2,904,658
Honeywell International	794	134,345
HP	2,106	39,846
Huntsman	2,224	51,730
†Incyte	118	8,759
Intel	4,242	218,590
International Business Machines	596	86,670
Intuit	6,086	1,618,511
†Intuitive Surgical	130	70,191
=†πJawbone Health Hub	32,637	0
Johnson & Johnson	45,405	5,874,499
JPMorgan Chase & Co.	88,617	10,429,335
KLA	843	134,416
Kraft Heinz	560	15,644
Kroger	4,283	110,416
L3Harris Technologies	538	112,248
Lear	345	40,676
†Liberty Broadband Class C	20,414	2,136,733
†Liberty Media-Liberty SiriusXM Class A	19,255	800,430
†Liberty Media-Liberty SiriusXM Class C	32,264	1,353,797
Lockheed Martin	334	130,280
=πLookout	8,011	4,486
Lowe's	29,096	3,199,396
Macy's	24,216	376,317
Marathon Petroleum	21,084	1,280,853
Marsh & McLennan	56,426	5,645,421
Marvell Technology Group	24,171	603,550
Masco	11,284	470,317
Mastercard Class A	5,309	1,441,765
McDonald's	10,862	2,332,180
McKesson	1,113	152,103
Medtronic	2,408	261,557
Merck & Co.	48,309	4,066,652
MetLife	1,534	72,343
†Micron Technology	1,389	59,519
Microsoft	117,731	16,368,141
Mondelez International Class A	6,888	381,044
†Monster Beverage	895	51,964
Morgan Stanley	108,231	4,618,217
Motorola Solutions	4,527	771,446
Newmont Goldcorp	67,499	2,559,562
NextEra Energy	24,628	5,738,078
NIKE Class B	800	75,136
Norfolk Southern	361	64,857
Northrop Grumman	171	64,089
Omnicom Group	3,138	245,705
ONEOK	82,154	6,053,928
Oracle	45,334	2,494,730

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Packaging Corp. of America	532	$ 56,445
†PayPal Holdings	9,474	981,412
†Peloton Interactive Class A	6,658	167,116
PepsiCo	4,782	655,612
Pfizer	139,166	5,000,234
Philip Morris International	27,847	2,114,423
Phillips 66	754	77,210
Procter & Gamble	2,517	313,064
Progressive	1,055	81,499
Prudential Financial	932	83,833
QUALCOMM	14,286	1,089,736
Raytheon	39,507	7,750,878
†Regeneron Pharmaceuticals	64	17,754
Regions Financial	98,334	1,555,644
Reinsurance Group of America	624	99,765
Rockwell Automation	329	54,219
Ross Stores	907	99,634
Royal Caribbean Cruises	479	51,890
†salesforce.com	10,490	1,557,136
Schlumberger	5,747	196,375
Sempra Energy	15,579	2,299,616
†ServiceNow	138	35,031
Stanley Black & Decker	220	31,770
Starbucks	1,398	123,611
Stryker	2,193	474,346
SunTrust Banks	54,130	3,724,144
Synchrony Financial	633	21,579
Sysco	854	67,808
Target	19,636	2,099,285
Texas Instruments	18,718	2,419,114
Thermo Fisher Scientific	1,045	304,377
TJX	53,136	2,961,801
Travelers	3,085	458,709
†Uber Technologies	101,108	3,080,761
Union Pacific	722	116,950
†United Airlines Holdings	766	67,722
United Technologies	37,379	5,102,981
UnitedHealth Group	29,620	6,437,018
US Bancorp	11,479	635,248
Valero Energy	793	67,595
†VeriSign	627	118,271
Verizon Communications	39,012	2,354,764
Visa Class A	8,864	1,524,697
Vistra Energy	17,991	480,899
VMware Class A	854	128,151
Walmart	21,489	2,550,315
Walt Disney	875	114,030
Wells Fargo & Co.	7,174	361,857
Western Digital	999	59,580
Weyerhaeuser	19,905	551,369
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Williams	142,191	$ 3,421,115
Willis Towers Watson	21	4,052
Wyndham Destinations	1,445	66,499
Xcel Energy	844	54,767
Xilinx	13,784	1,321,886
Yum Brands	982	111,388
Zoetis	777	96,806
		301,451,336
Total Common Stock (Cost $495,242,865)		504,122,448
ΔCONVERTIBLE PREFERRED STOCK–0.05%
United States–0.05%
Wells Fargo & Co.	288	438,477
Total Convertible Preferred Stock (Cost $376,989)		438,477
ΔPREFERRED STOCKS–0.73%
Brazil–0.05%
Banco Bradesco 3.04%	201	1,643
Itau Unibanco Holding 5.20%	58,323	492,277
		493,920
Germany–0.30%
Henkel & Co. 1.94%	26,756	2,647,482
		2,647,482
United States–0.38%
•Citigroup Capital XIII 8.64% (LIBOR03M + 6.37%) 10/30/40	28,991	795,223
=†πFieldwood Energy	8,468	211,700
•GMAC Capital Trust I 7.94% (LIBOR03M + 5.79%) 2/15/40	31,845	834,657
=†πGrand Rounds	337,417	903,803
=†πLookout	93,593	671,998
		3,417,381
Total Preferred Stocks (Cost $6,411,569)		6,558,783

Principal Amount°
ΔCONVERTIBLE BONDS–0.04%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	216
216

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Singapore–0.04%
CapitaLand 1.95%, excercise price $1.9500 10/17/23	500,000	$ 362,956
		362,956
Total Convertible Bonds (Cost $365,470)		363,172
ΔCORPORATE BONDS–7.18%
Australia–0.42%
=@Quintis Australia Pty 0.00% 10/1/28	2,006,979	2,006,979
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	1,772,311	1,772,311
		3,779,290
Chile–0.00%
‡Inversiones Alsacia 8.00% 12/31/18	10,781	377
		377
China–0.06%
Baidu 4.38% 5/14/24	501,000	534,190
		534,190
France–0.08%
Danone 2.59% 11/2/23	688,000	697,890
		697,890
Japan–0.24%
Mitsubishi UFJ Financial Group 3.78% 3/2/25	263,000	281,098
Sumitomo Mitsui Financial Group 3.94% 10/16/23	1,732,000	1,841,201
		2,122,299
Luxembourg–0.02%
Intelsat Jackson Holdings 8.00% 2/15/24	188,000	195,755
		195,755
Netherlands–0.20%
ING Groep
4.10% 10/2/23	929,000	986,774
μ6.00% 4/16/20	329,000	332,817
NXP 4.63% 6/1/23	428,000	455,966
		1,775,557
Switzerland–0.05%
UBS Group Funding Switzerland 4.13% 9/24/25	421,000	455,186
		455,186
United Kingdom–0.43%
μHSBC Holdings
3.26% 3/13/23	645,000	656,912
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
μHSBC Holdings (continued)
3.80% 3/11/25		369,000	$ 384,722
6.38% 9/17/24		1,253,000	1,315,769
μLloyds Bank 13.00% 1/22/29	GBP	690,000	1,501,649
			3,859,052
United States–5.68%
AbbVie 3.60% 5/14/25		263,000	273,756
Allergan Finance 3.45% 3/15/22		591,000	605,845
Allergan Sales 5.00% 12/15/21		314,000	329,983
American Express
3.70% 8/3/23		1,332,000	1,404,233
μ4.90% 3/15/20		415,000	415,921
Aon 4.50% 12/15/28		149,000	168,308
Apple
3.20% 5/11/27		1,055,000	1,119,742
3.35% 2/9/27		1,087,000	1,163,094
AvalonBay Communities 3.50% 11/15/24		126,000	133,999
Bank of America
3.30% 1/11/23		622,000	643,039
4.00% 1/22/25		333,000	353,828
4.13% 1/22/24		1,379,000	1,485,143
Becton Dickinson & Co.
2.89% 6/6/22		857,000	870,326
3.13% 11/8/21		603,000	613,197
3.36% 6/6/24		284,000	296,429
BP Capital Markets America 3.79% 2/6/24		516,000	548,734
Broadcom 3.13% 4/15/21		1,053,000	1,063,411
Capital One Financial
3.20% 1/30/23		448,000	460,057
3.30% 10/30/24		578,000	598,635
Cigna
3.40% 9/17/21		844,000	863,369
3.75% 7/15/23		719,000	753,571
μCitigroup
3.35% 4/24/25		1,071,000	1,110,424
5.88% 3/27/20		1,399,000	1,411,724
5.95% 8/15/20		567,000	579,074
Comcast 3.70% 4/15/24		1,233,000	1,315,604
CVS Health 3.70% 3/9/23		1,913,000	1,992,569
Energy Transfer Operating
4.05% 3/15/25		199,000	208,350
5.88% 1/15/24		245,000	272,554
Enterprise Products Operating
3.35% 3/15/23		854,000	884,005
3.75% 2/15/25		197,000	210,028
3.90% 2/15/24		209,000	222,615
Fiserv 2.75% 7/1/24		2,196,000	2,236,596
Gilead Sciences
3.25% 9/1/22		623,000	643,835

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Gilead Sciences (continued)
3.70% 4/1/24	689,000	$ 729,803
Goldman Sachs Group
μ2.91% 6/5/23	623,000	631,364
3.63% 2/20/24	726,000	761,361
μ5.38% 5/10/20	661,000	668,856
Home Depot 2.95% 6/15/29	475,000	499,101
Hughes Satellite Systems 7.63% 6/15/21	118,000	127,440
iHeartCommunications
6.38% 5/1/26	527,564	572,407
8.38% 5/1/27	186,873	202,813
International Business Machines 3.00% 5/15/24	1,345,000	1,395,436
μJPMorgan Chase & Co.
4.02% 12/5/24	830,000	885,479
5.00% 12/31/99	750,000	767,715
Kinder Morgan Energy Partners
4.15% 2/1/24	161,000	171,269
4.30% 5/1/24	156,000	166,841
Marsh & McLennan
3.88% 3/15/24	357,000	380,412
4.38% 3/15/29	149,000	168,654
McDonald's 3.35% 4/1/23	386,000	403,106
Morgan Stanley
μ2.72% 7/22/25	550,000	555,884
3.88% 4/29/24	846,000	900,586
•5.91% (LIBOR03M + 3.61%) 1/15/20	466,000	470,404
MPLX 4.13% 3/1/27	431,000	454,904
NBCUniversal Enterprise 5.25% 12/31/49	513,000	528,570
NextEra Energy Capital Holdings 2.90% 4/1/22	577,000	587,594
Occidental Petroleum 2.70% 8/15/22	195,000	196,896
ONEOK 2.75% 9/1/24	505,000	508,128
ONEOK Partners 4.90% 3/15/25	745,000	819,732
PayPal Holdings
2.40% 10/1/24	155,000	156,020
2.65% 10/1/26	225,000	226,902
μPrudential Financial
5.63% 6/15/43	236,000	254,119
5.88% 9/15/42	355,000	383,228
QUALCOMM
2.60% 1/30/23	313,000	318,284
2.90% 5/20/24	811,000	834,204
Starbucks 3.10% 3/1/23	624,000	644,593
SunTrust Banks 4.00% 5/1/25	255,000	275,835
TransDigm 6.25% 3/15/26	1,601,000	1,723,076
UnitedHealth Group 3.70% 12/15/25	147,000	158,387
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49		185,000	$ 157,994
Verizon Communications 3.50% 11/1/24		692,000	732,201
Vistra Operations 5.63% 2/15/27		554,000	585,467
Walgreen 3.10% 9/15/22		635,000	650,532
Wells Fargo & Co.
3.07% 1/24/23		124,000	126,332
μ3.20% 6/17/27		2,112,000	2,184,247
3.75% 1/24/24		399,000	422,462
Wells Fargo Bank NA 3.55% 8/14/23		1,149,000	1,207,186
Williams 3.70% 1/15/23		513,000	530,829
Williams Partners 4.55% 6/24/24		300,000	323,089
			50,701,740
Total Corporate Bonds (Cost $62,501,372)			64,121,336
ΔLOAN AGREEMENTS–0.14%
United States–0.14%
•Fieldwood Energy 2nd Lien 9.51% (LIBOR03M + 7.25%) 4/11/23		289,208	218,513
•Fieldwood Energy LLC 1st Lien 7.51% (LIBOR03M + 5.25%) 4/11/22		214,228	186,705
•Hilton Worldwide Finance Tranche B2 3.77% 6/22/26		822,715	828,527
Total Loan Agreements (Cost $1,290,885)			1,233,745
ΔSOVEREIGN BONDS–6.80%
Argentina–0.20%
Argentine Republic Government International Bond
≠3.38% 1/15/23	EUR	497,000	210,555
5.25% 1/15/28	EUR	124,000	53,140
5.88% 1/11/28		1,448,000	591,885
6.88% 1/26/27		1,476,000	623,994
7.82% 12/31/33	EUR	547,244	287,969
			1,767,543
Australia–0.25%
Australia Government Bonds 3.00% 3/21/47	AUD	2,588,000	2,279,059
			2,279,059
Canada–0.17%
Canadian Government Bond 0.75% 3/1/21	CAD	2,061,000	1,536,124
			1,536,124

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Indonesia–0.24%
Indonesia Treasury Bond 8.25% 5/15/29	IDR	28,689,000,000	$ 2,162,195
			2,162,195
Italy–1.39%
Italy Buoni Poliennali Del Tesoro
3.00% 8/1/29	EUR	6,071,000	7,978,733
3.85% 9/1/49	EUR	2,786,000	4,404,200
			12,382,933
Japan–2.96%
≠Japan Treasury Discount Bill
0.00% 10/21/19	JPY	876,150,000	8,103,729
0.00% 10/28/19	JPY	637,000,000	5,892,030
0.00% 11/5/19	JPY	637,000,000	5,892,312
0.00% 11/18/19	JPY	707,200,000	6,542,204
			26,430,275
Mexico–0.25%
Mexican Bonos
8.00% 9/5/24	MXN	20,500,000	1,096,558
10.00% 12/5/24	MXN	19,300,000	1,119,369
			2,215,927
South Africa–0.23%
Republic of South Africa Government Bond 8.00% 1/31/30	ZAR	33,005,592	2,035,988
			2,035,988
Spain–1.11%
Spain Government Bond
0.60% 10/31/29	EUR	5,852,000	6,671,821
2.70% 10/31/48	EUR	2,110,000	3,252,384
			9,924,205
Total Sovereign Bonds (Cost $61,457,584)			60,734,249
U.S. TREASURY OBLIGATIONS–23.79%
×U.S. Treasury Bonds 2.25% 8/15/49		18,938,700	19,482,078
U.S. Treasury Inflation Protected Security
0.50% 4/15/24		32,889,214	33,299,558
0.63% 4/15/23		4,023,235	4,056,746
U.S. Treasury Notes
1.50% 8/31/21		18,929,700	18,876,460
1.50% 9/15/22		47,609,700	47,525,081
1.63% 8/15/29		18,317,600	18,235,314
1.88% 6/30/26		10,371,500	10,543,683
1.88% 7/31/26		18,629,100	18,939,100
×2.38% 5/15/29		29,833,200	31,686,122
×3.00% 10/31/25		9,193,000	9,933,108
Total U.S. Treasury Obligations (Cost $210,186,818)			212,577,250

	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUND–0.15%
SPDR Gold Shares	9,672	$ 1,343,806
Total Exchange-Traded Fund (Cost $1,343,807)		1,343,806
MONEY MARKET FUND–0.17%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	1,464,428	1,464,428
Total Money Market Fund (Cost $1,464,428)		1,464,428

	Principal Amount°
SHORT-TERM INVESTMENTS–4.30%
U.S. TREASURY OBLIGATIONS–4.30%
≠U.S. Treasury Bills
1.87% 2/6/20	5,000,000	4,968,222
1.89% 1/2/20	3,175,000	3,160,189
1.90% 10/1/19	3,000,000	3,000,000
1.90% 10/15/19	3,000,000	2,997,813
1.90% 12/19/19	3,175,000	3,163,014
1.94% 12/5/19	3,135,000	3,124,924
1.98% 11/21/19	1,000,000	997,248
2.01% 11/12/19	2,000,000	1,995,389
2.05% 12/5/19	10,000,000	9,967,858
U.S. Treasury Notes 1.50% 11/30/19	5,068,100	5,063,543
		38,438,200
Total Short-Term Investments (Cost $38,427,974)		38,438,200

	Number of Contracts
OPTIONS PURCHASED–0.37%
Call Options Purchased–0.30%
Agilent Technologies Strike price $71, expiration date 1/17/20, notional amount $907,877 NSI	12,787	103,433
Alibaba Group Holding Strike price $162.5, expiration date 1/17/20, notional amount $911,625 BOA	5,610	81,766
Alibaba Group Holding Strike price $167, expiration date 11/22/19, notional amount $1,091,679 CITI	6,537	58,146
Alphabet Strike price $1,315, expiration date 1/17/20, notional amount $2,342,015 JPMC	1,781	47,507

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
BP Strike price $45, expiration date 1/17/20, notional amount $3,574,260 CITI	79,428	$ 5,290
CVS Health Strike price $78.5, expiration date 1/17/20, notional amount $938,860 CITI	11,960	2,834
Emerson Electric Strike price $65, expiration date 12/20/19, notional amount $1,952,470 BOA	30,038	120,297
Euro STOXX 50 Strike price EUR3,600, expiration date 10/18/19, notional amount EUR2,289,600 CSI	636	18,916
Euro STOXX 50 Strike price EUR3,600, expiration date 3/20/20, notional amount EUR910,800 CSI	253	31,700
Euro STOXX 50 Index Strike price EUR3,600, expiration date 11/15/19, notional amount EUR11,934,000 CSI	3,315	185,543
Euro STOXX 50 Index Strike price EUR3,750, expiration date 12/20/19, notional amount EUR1,773,750 GSI	473	9,374
Euro STOXX 50 Index Strike price EUR3,800, expiration date 3/20/20, notional amount EUR1,299,600 GSI	342	13,418
Euro STOXX 50 Index Strike price EUR3,850, expiration date 12/20/19, notional amount EUR9,840,600 GSI	2,556	12,881
Euro STOXX 50 Index Strike price EUR3,850, expiration date 12/20/19, notional amount EUR9,867,550 GSI	2,563	12,916
Euro STOXX 50 Index Strike price EUR3,900, expiration date 3/20/20, notional amount EUR2,180,100 CSI	559	9,857
Euro STOXX Bank Index Strike price EUR110, expiration date 3/19/21, notional amount EUR1,286,450 CITI	11,695	22,194
Euro STOXX Bank Index Strike price EUR110, expiration date 6/18/21, notional amount EUR1,635,480 CITI	14,868	26,750
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Facebook Strike price $195, expiration date 12/20/19, notional amount $2,953,470 UBS	15,146	$ 61,264
FedEx Strike price $162, expiration date 1/17/20, notional amount $2,118,798 CSI	13,079	44,082
FedEx Strike price $170, expiration date 10/18/19, notional amount $1,023,570 CITI	6,021	182
GBP vs. USD Strike price GBP1.34, expiration date 10/8/19, notional amount GBP20,050,668 CITI	14,963,185	18
German Stock Index Strike price EUR13,300, expiration date 12/20/19, notional amount EUR1,556,100 GSI	117	4,036
German Stock Index Strike price EUR13,600, expiration date 3/20/20, notional amount EUR1,319,200 GSI	97	8,613
German Stock Index Strike price EUR13,700, expiration date 12/20/19, notional amount EUR5,521,100 GSI	403	2,018
German Stock Index Strike price EUR13,700, expiration date 12/20/19, notional amount EUR5,521,100 MSC	403	2,018
German Stock Index Strike price EUR14,000, expiration date 3/20/20, notional amount EUR1,736,000 CITI	124	3,765
Halliburton Strike price $50, expiration date 1/17/20, notional amount $1,650,250 CITI	33,005	4
iShares Russell 2000 ETF Strike price $162, expiration date 12/31/19, notional amount $1,506,600 UBS	93	11,997
Johnson & Johnson Strike price $155, expiration date 1/17/20, notional amount $1,880,615 CITI	12,133	1,002
JPMorgan Chase & Co. Strike price $114.5, expiration date 1/17/20, notional amount $1,370,336 CITI	11,968	83,263

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
JPY vs. USD Strike price $109.5, expiration date 12/20/19, notional amount $694,011,000 DB	6,338,000	$ 25,859
Kroger Strike price $26, expiration date 10/18/19, notional amount $1,219,556 NSI	46,906	23,361
Lowe's Companies Strike price $98, expiration date 1/17/20, notional amount $1,026,256 NSI	10,472	151,026
Lowe's Companies Strike price $112, expiration date 11/15/19, notional amount $1,730,400 NSI	15,450	39,082
NASDAQ 100 Index Strike price $7,900, expiration date 10/18/19, notional amount $1,832,800 BOA	232	13,085
QUALCOMM Strike price $70, expiration date 10/18/19, notional amount $1,097,950 MSC	15,685	106,999
QUALCOMM Strike price $71, expiration date 1/17/20, notional amount $1,168,518 CITI	16,458	138,942
S&P 500 Index Strike price $3,050, expiration date 10/18/19, notional amount $5,804,150 SOC	1,903	10,342
Schlumberger Strike price $70, expiration date 1/17/20, notional amount $1,914,640 CITI	27,352	25
SPDR Gold Shares Strike price $136, expiration date 10/18/19, notional amount $3,135,072 SOC	23,052	84,200
SPDR Gold Shares Strike price $138, expiration date 11/15/19, notional amount $4,286,418 SOC	31,061	99,741
SPDR Gold Shares Strike price $143, expiration date 10/18/19, notional amount $2,264,262 JPMC	15,834	9,599
SPDR Gold Shares Strike price $145, expiration date 11/15/19, notional amount $3,439,110 SOC	23,718	26,021
SPDR Gold Shares Strike price $146, expiration date 12/20/19, notional amount $7,854,216 SOC	53,796	95,084
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
SPDR Gold Shares Strike price $147.5, expiration date 11/15/19, notional amount $3,499,585 SOC	23,726	$ 17,114
SPDR Gold Shares Strike price $147.5, expiration date 12/31/19, notional amount $1,168,053 MSC	7,919	13,680
SPDR Gold Shares Strike price $147.5, expiration date 1/17/20, notional amount $2,335,220 MSC	15,832	32,611
SPDR Gold Shares Strike price $147.5, expiration date 1/17/20, notional amount $4,666,605 SOC	31,638	65,169
SPDR S&P 500 ETF Trust Strike price $300, expiration date 10/28/19, notional amount $39,450,000 UBS	1,315	399,760
SPDR S&P 500 ETF Trust Strike price $303, expiration date 10/18/19, notional amount $3,605,700 GSI	119	12,019
SPDR S&P 500 ETF Trust Strike price $305, expiration date 11/15/19, notional amount $3,233,000 GSI	106	25,652
SPDR S&P 500 ETF Trust Strike price $305, expiration date 12/20/19, notional amount $2,440,000 UBS	80	37,440
SPDR S&P 500 ETF Trust Strike price $307, expiration date 1/17/20, notional amount $5,710,200 JPMC	186	92,442
SPDR S&P 500 ETF Trust Strike price $325, expiration date 11/15/19, notional amount $258,473,150 GSI	795,302	25,163
Sumitomo Mitsui Financial Group Strike price JPY4,756.3349, expiration date 3/13/20, notional amount JPY166,533,554 CITI	35,013	2,027
Sumitomo Mitsui Financial Group Strike price JPY4,816.24, expiration date 9/11/20, notional amount JPY136,203,267 CITI	28,280	6,403

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Call Options Purchased (continued)
Sumitomo Mitsui Financial Group Strike price JPY4,894.869, expiration date 12/11/20, notional amount JPY138,426,895 CITI	28,280	$ 7,130
Taiwan Semiconductor Manufacturing Strike price $46, expiration date 1/17/20, notional amount $2,112,320 CSI	45,920	137,517
		2,682,577
Call Swaptions Purchased–0.01%
10 yr Constant Maturity Swap receive 0.5%, expiration date 2/27/20, notional amount $36,787,748 GSI	73,575,496	4,292
10 yr Constant Maturity Swap receive 0.5%, expiration date 8/27/20, notional amount $37,132,279 GSI	74,264,558	24,569
10 yr IRS receive a fixed rate 1.08% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $5,718,625 BOA	5,295,023	49,052
5 yr IRS receive a fixed rate 1.45% and pay a floating rate based on 3-month USD LIBOR, expiration date 10/9/19, notional amount $67,428,464 GSI	46,502,389	59,971
		137,884
Put Options Purchased–0.04%
EUR vs. USD Strike price EUR1.0825, expiration date 3/17/20, notional amount EUR13,268,203 MSC	12,257,000	110,203
EUR vs. USD Strike price EUR1.115, expiration date 7/23/20, notional amount EUR1,441,695 BOA	1,293,000	31,978
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Put Options Purchased (continued)
GBP vs. USD Strike price GBP1.25, expiration date 10/8/19, notional amount GBP482,625 MSC	386,100	$ 8,105
USD vs JPY Strike price $102, expiration date 3/11/20, notional amount $1,097,928,000 UBS	10,764,000	64,089
USD vs JPY Strike price $106, expiration date 12/17/19, notional amount $2,078,024,000 BNP	19,604,000	144,972
		359,347
Put Swaptions Purchased–0.02%
10 yr IRS receive a fixed rate 2.08% and pay a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $11,013,648 BOA	5,295,023	37,874
5 yr IRS receive a fixed rate 1.53% and pay a floating rate based on 3-month USD LIBOR, expiration date 11/27/19, notional amount $5,569,515 MSC	3,640,206	17,556
5 yr IRS receive a fixed rate 1.53% and pay a floating rate based on 3-month USD LIBOR, expiration date 11/27/19, notional amount $13,988,551 MSC	9,142,844	44,094
5 yr IRS receive a fixed rate 1.56% and pay a floating rate based on 3-month USD LIBOR, expiration date 11/6/19, notional amount $20,031,471 CITI	12,881,975	43,114
		142,638
Total Options Purchased (Cost $4,786,971)		3,322,446

TOTAL INVESTMENTS–100.15% (Cost $883,856,732)	894,718,340

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.37)%
Put Options Written–(0.27)%
Agilent Technologies Strike price $61, expiration date 1/17/20, notional amount $(679,052) NSI	(11,132)	$ (6,748)
Agilent Technologies Strike price $70, expiration date 11/15/19, notional amount $(595,000) GSI	(85)	(4,760)
Alibaba Group Holding Strike price $135, expiration date 1/17/20, notional amount $(505,035) BOA	(3,741)	(7,833)
Alibaba Group Holding Strike price $140, expiration date 11/22/19, notional amount $(594,860) CITI	(4,249)	(5,792)
LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Put Options Written (continued)
Amazon.com Strike price $1,630, expiration date 12/20/19, notional amount $(815,000) GSI	(5)	$ (22,900)
Apple Strike price $200, expiration date 12/20/19, notional amount $(520,000) GSI	(26)	(9,308)
Bank of America Strike price $27, expiration date 12/20/19, notional amount $(456,300) GSI	(169)	(10,816)
Bank of America Strike price $28.5, expiration date 10/11/19, notional amount $(398,886) CITI	(13,996)	(3,842)
BP Strike price $36, expiration date 1/17/20, notional amount $(2,859,408) CITI	(79,428)	(84,899)
Citigroup Strike price $62.5, expiration date 12/20/19, notional amount $(493,750) GSI	(79)	(10,033)
Citigroup Strike price $67, expiration date 10/11/19, notional amount $(532,851) JPMC	(7,953)	(3,608)
CVS Health Strike price $56, expiration date 1/17/20, notional amount $(669,760) CITI	(11,960)	(15,077)
Emerson Electric Strike price $55, expiration date 12/20/19, notional amount $(826,045) BOA	(15,019)	(8,094)
Emerson Electric Strike price $60, expiration date 12/20/19, notional amount $(414,000) GSI	(69)	(6,693)
Euro STOXX 50 Index Strike price EUR3,325, expiration date 11/15/19, notional amount EUR(7,348,250) CSI	(2,210)	(51,329)
Euro STOXX Bank Index Strike price EUR106.3798, expiration date 6/18/21, notional amount EUR(1,137,732) CITI	(10,695)	(352,814)
Euro STOXX Bank Index Strike price EUR110.23, expiration date 3/19/21, notional amount EUR(1,158,738) CITI	(10,512)	(347,667)
FedEx Strike price $130, expiration date 1/17/20, notional amount $(960,310) CSI	(7,387)	(28,104)
FleetCor Technologies Strike price $270, expiration date 11/15/19, notional amount $(432,000) GSI	(16)	(12,000)
GBP vs. USD Strike price GBP1.25, expiration date 10/08/19, notional amount GBP(18,703,981) CITI	(14,963,185)	(310,926)
Invesco QQQ Trust Strike price $178, expiration date 10/18/19, notional amount $(2,830,200) GSI	(159)	(11,130)
iShares Russell 2000 ETF Strike price $140, expiration date 12/31/19, notional amount $(1,302,000) UBS	(93)	(22,413)
Johnson & Johnson Strike price $109, expiration date 1/17/20, notional amount $(1,322,497) CITI	(12,133)	(11,693)
JPMorgan Chase & Co. Strike price $105, expiration date 12/20/19, notional amount $(672,000) GSI	(64)	(8,384)
Kroger Strike price $21, expiration date 1/17/20, notional amount $(314,517) NSI	(14,977)	(4,995)
Merck & Co. Strike price $75, expiration date 11/15/19, notional amount $(712,500) GSI	(95)	(4,560)
Microsoft Strike price $125, expiration date 12/20/19, notional amount $(525,000) GSI	(42)	(8,820)
Microsoft Strike price $130, expiration date 11/15/19, notional amount $(208,000) GSI	(16)	(3,120)
QUALCOMM Strike price $57, expiration date 1/17/20, notional amount $(469,053) CITI	(8,229)	(5,580)
S&P 500 Index Strike price $2,875, expiration date 10/18/19, notional amount $(2,728,375) SOC	(949)	(12,088)
SPDR Gold Shares Strike price $133, expiration date 1/17/20, notional amount $(2,103,927) SOC	(15,819)	(20,567)
SPDR Gold Shares Strike price $134, expiration date 12/20/19, notional amount $(3,445,408) SOC	(25,712)	(31,227)
SPDR Gold Shares Strike price $134, expiration date 1/17/20, notional amount $(1,060,744) MSC	(7,916)	(12,547)
SPDR Gold Shares Strike price $136, expiration date 12/31/19, notional amount $(430,848) MSC	(3,168)	(6,531)
SPDR S&P 500 ETF Trust Strike price $280, expiration date 12/20/19, notional amount $(2,240,000) UBS	(80)	(34,960)
Sumitomo Mitsui Financial Group Strike price JPY3,786.5967, expiration date 12/11/20, notional amount JPY(71,388,708) CITI	(18,853)	(80,015)
Sumitomo Mitsui Financial Group Strike price JPY3,820.96, expiration date 9/11/20, notional amount JPY(72,036,559) CITI	(18,853)	(69,906)
Sumitomo Mitsui Financial Group Strike price JPY3,832.7747, expiration date 3/13/20, notional amount JPY(134,196,941) CITI	(35,013)	(89,072)
Taiwan Semiconductor Manufacturing Strike price $39, expiration date 1/17/20, notional amount $(895,440) CSI	(22,960)	(14,950)
TOPIX Bank Index Strike price JPY155.7984, expiration date 3/13/20, notional amount JPY(141,364,613) CITI	(907,356)	(137,111)
TOPIX Bank Index Strike price JPY156.5876, expiration date 12/13/19, notional amount JPY(199,076,706) CITI	(1,271,344)	(178,340)
TOPIX Bank Index Strike price JPY156.59, expiration date 12/13/19, notional amount JPY(105,251,499) CITI	(672,147)	(94,300)
TOPIX Bank Index Strike price JPY157.8162, expiration date 4/10/20, notional amount JPY(127,423,167) CITI	(807,415)	(142,424)
USD vs JPY Strike price $99, expiration date 3/11/20, notional amount $(1,065,636,000) UBS	(10,764,000)	(33,788)
USD vs JPY Strike price $102, expiration date 12/17/19, notional amount $(1,999,608,000) BNP	(19,604,000)	(40,169)
USD vs ZAR Strike price $14, expiration date 12/12/19, notional amount $(44,254,000) MSC	(3,161,000)	(6,853)
Wells Fargo & Co. Strike price $45, expiration date 11/15/19, notional amount $(814,500) BOA	(181)	(5,249)
		(2,394,035)
Call Options Written–(0.08)%
Agilent Technologies Strike price $81, expiration date 1/17/20, notional amount $(1,035,747) NSI	(12,787)	(31,007)
LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Call Options Written (continued)
Alibaba Group Holding Strike price $195, expiration date 11/22/19, notional amount $(1,274,715) CITI	(6,537)	$ (7,008)
Alibaba Group Holding Strike price $202.5, expiration date 1/17/20, notional amount $(1,136,025) BOA	(5,610)	(10,503)
Comcast Strike price $37.5, expiration date 1/17/20, notional amount $(1,115,888) CITI	(29,757)	(236,840)
Emerson Electric Strike price $75, expiration date 12/20/19, notional amount $(2,252,850) BOA	(30,038)	(10,196)
Euro STOXX Bank Index Strike price EUR135, expiration date 6/18/21, notional amount EUR(2,007,180) CITI	(14,868)	(6,602)
Facebook Strike price $225, expiration date 12/20/19, notional amount $(3,407,850) UBS	(15,146)	(6,737)
FedEx Strike price $190, expiration date 1/17/20, notional amount $(2,485,010) CSI	(13,079)	(4,816)
JPMorgan Chase & Co. Strike price $125.5, expiration date 1/17/20, notional amount $(1,501,984) CITI	(11,968)	(21,570)
Kroger Strike price $28.5, expiration date 10/18/19, notional amount $(1,336,821) NSI	(46,906)	(921)
Lowe's Companies Strike price $115, expiration date 1/17/20, notional amount $(1,204,280) NSI	(10,472)	(42,441)
Lowe's Companies Strike price $125, expiration date 11/15/19, notional amount $(1,931,250) NSI	(15,450)	(1,567)
MXN vs USD Strike price $21.5, expiration date 3/05/20, notional amount $(79,829,500) MSC	(3,713,000)	(38,734)
QUALCOMM Strike price $85, expiration date 10/18/19, notional amount $(1,333,225) MSC	(15,685)	(1,365)
QUALCOMM Strike price $86, expiration date 1/17/20, notional amount $(1,415,388) CITI	(16,458)	(27,830)
SPDR Gold Shares Strike price $153, expiration date 10/18/19, notional amount $(2,422,602) JPMC	(15,834)	(651)
SPDR Gold Shares Strike price $155, expiration date 11/15/19, notional amount $(3,662,495) SOC	(23,629)	(4,298)
SPDR S&P 500 ETF Trust Strike price $330, expiration date 11/15/19, notional amount $(262,449,660) GSI	(795,302)	(8,602)
Sumitomo Mitsui Financial Group Strike price JPY5,679.8951, expiration date 3/13/20, notional amount JPY(198,870,167) CITI	(35,013)	(126)
Taiwan Semiconductor Manufacturing Strike price $51, expiration date 1/17/20, notional amount $(2,341,920) CSI	(45,920)	(45,038)
USD vs EUR Strike price EUR1.1525, expiration date 3/17/20, notional amount EUR(14,126,193) MSC	(12,257,000)	(45,690)
USD vs GBP Strike price GBP1.34, expiration date 10/08/19, notional amount GBP(517,374) MSC	(386,100)	(4)
USD vs. BRL Strike price $3.82, expiration date 10/10/19, notional amount $(7,124,300) DB	(1,865,000)	(149,375)
ZAR vs USD Strike price $15.5, expiration date 12/12/19, notional amount $(48,995,500) MSC	(3,161,000)	(69,536)
		(771,457)
Call Swaptions Written–(0.01)%
2 yr IRS pay a fixed rate 0.88% and receive a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $(22,916,295) BOA	(26,041,244)	(43,661)
5 yr IRS pay a fixed rate 1.20% and receive a floating rate based on 3-month USD LIBOR, expiration date 10/09/19, notional amount $(55,802,867) GSI	(46,502,389)	(1,222)
5 yr IRS pay a fixed rate 1.55% and receive a floating rate based on 3-month USD LIBOR, expiration date 12/27/19, notional amount $(8,754,392) GSI	(5,647,995)	(50,866)
		(95,749)
Put Swaptions Written–(0.01)%
2 yr IRS pay a fixed rate 1.88% and receive a floating rate based on 3-month USD LIBOR, expiration date 8/13/20, notional amount $(48,957,539) BOA	(26,041,244)	(42,129)
5 yr IRS pay a fixed rate 1.66% and receive a floating rate based on 3-month USD LIBOR, expiration date 11/06/19, notional amount $(21,319,669) CITI	(12,881,975)	(22,105)
5 yr IRS pay a fixed rate 1.76% and receive a floating rate based on 3-month USD LIBOR, expiration date 11/06/19, notional amount $(22,607,866) CITI	(12,881,975)	(10,027)
		(74,261)
Total Options Written (Premiums received $3,510,238)		(3,335,502)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,966,862
NET ASSETS APPLICABLE TO 87,505,059 SHARES OUTSTANDING–100.00%	$893,349,700

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
† Non-income producing.
□ Securities listed and traded on the Hong Kong Stock Exchange.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
≠ The rate shown is the effective yield at the time of purchase.
× Fully or partially pledged as collateral for derivatives.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $2,668,765, which represented 0.30% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Fieldwood Energy	4/29/2019	$287,912	$211,700
Grand Rounds Series C	4/29/2019	512,329	562,517
Grand Rounds Series D	4/29/2019	310,493	341,286
Jawbone Health Hub	4/29/2019	—	—
Lookout	4/29/2019	80	4,486
Lookout Series F	4/29/2019	534,416	671,998
Quintis Pty	4/29/2019	532,104	876,778
Total		$2,177,334	$2,668,765

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2019:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	ZAR	19,210,000	USD	(1,365,787)	10/31/19	$—	$(102,822)
BNP	CHF	261,795	USD	(270,000)	11/8/19	—	(6,786)
BNP	CHF	2,172,174	USD	(2,241,000)	12/6/19	—	(52,002)
BNP	GBP	(3,725,000)	USD	4,572,544	10/8/19	—	(9,077)
BNP	JPY	(419,351,400)	USD	3,900,000	12/18/19	—	(1,362)
BNP	ZAR	(13,597,760)	USD	880,000	12/3/19	—	(10,431)
BOA	EUR	4,357,818	USD	(4,877,626)	11/1/19	—	(115,699)
BOA	GBP	(3,666,000)	USD	4,597,164	10/8/19	88,110	—
BOA	SGD	(3,110,000)	USD	2,236,606	12/5/19	—	(15,250)
CITI	EUR	1,978,000	USD	(2,208,813)	11/1/19	—	(47,389)
CSI	BRL	(10,321,176)	USD	2,468,000	12/6/19	—	(5,744)
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	CLP	(1,131,637,500)	USD	1,575,000	12/6/19	$20,892	$—
DB	EUR	5,542,000	USD	(6,265,591)	11/1/19	—	(209,671)
DB	JPY	(385,222,000)	USD	3,597,281	10/24/19	28,274	—
GSI	EUR	(5,507,818)	USD	6,182,665	11/1/19	164,096	—
GSI	EUR	5,663,000	USD	(6,256,079)	12/10/19	—	(50,215)
GSI	JPY	488,100,000	USD	(4,535,373)	10/3/19	—	(20,276)
GSI	JPY	929,802,000	USD	(8,659,116)	10/24/19	—	(44,681)
GSI	JPY	(65,186,995)	USD	606,000	12/18/19	—	(456)
GSI	NZD	2,829,000	USD	(1,804,662)	12/6/19	—	(30,392)
HSBC	AUD	(1,940,000)	USD	1,362,458	10/31/19	51,542	—
HSBC	GBP	1,689,000	USD	(2,057,582)	12/5/19	24,585	—
JPMC	GBP	3,253,000	USD	(3,942,555)	11/22/19	65,541	—
JPMC	INR	(157,914,000)	USD	2,184,210	11/22/19	—	(36,559)
JPMC	JPY	(12,915,000)	USD	120,469	10/3/19	1,001	—
JPMC	JPY	721,008,000	USD	(6,853,331)	11/22/19	—	(161,739)
JPMC	NOK	13,708,000	USD	(1,569,033)	12/6/19	—	(60,735)
MSC	CLP	(465,574,663)	USD	648,000	12/6/19	8,614	—
MSC	EUR	1,990,000	USD	(2,238,885)	11/1/19	—	(64,348)
MSC	EUR	4,423,000	USD	(4,908,643)	12/3/19	—	(64,902)
MSC	EUR	3,195,000	USD	(3,560,573)	12/5/19	—	(60,975)
MSC	EUR	2,857,000	USD	(3,150,821)	12/13/19	—	(19,042)
MSC	EUR	5,514,754	USD	(6,121,653)	12/18/19	—	(73,599)
MSC	GBP	3,625,000	USD	(4,526,888)	10/8/19	—	(68,263)
MSC	JPY	477,200,286	USD	(4,504,000)	11/15/19	—	(76,955)
MSC	JPY	236,917,363	USD	(2,242,000)	12/5/19	—	(40,986)
MSC	JPY	425,529,063	USD	(4,027,000)	12/10/19	—	(71,599)
MSC	ZAR	35,284,000	USD	(2,362,900)	12/19/19	—	(57,315)
UBS	CHF	1,910,442	USD	(1,972,000)	11/8/19	—	(51,206)
UBS	EUR	(10,343,000)	USD	11,560,371	11/1/19	258,245	—
UBS	EUR	1,983,000	USD	(2,229,368)	11/1/19	—	(62,481)
UBS	EUR	1,605,000	USD	(1,787,474)	11/22/19	—	(31,225)
UBS	EUR	2,024,000	USD	(2,229,347)	12/6/19	—	(12,175)
UBS	NZD	1,420,000	USD	(899,669)	12/5/19	—	(9,105)
UBS	NZD	1,405,000	USD	(903,254)	12/16/19	—	(21,885)
Total Foreign Currency Exchange Contracts						$710,900	$(1,767,347)
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
14	Euro-BTP	$2,225,417	$2,191,487	12/6/19	$33,930	$—
(16)	Euro-Bund	(3,038,782)	(3,039,272)	12/6/19	490	—
(151)	U.S. Treasury 10 yr Notes	(19,677,188)	(19,583,051)	12/19/19	—	(94,137)
233	U.S. Treasury 2 yr Notes	50,211,500	50,148,505	12/31/19	62,995	—
256	U.S. Treasury 5 yr Notes	30,502,000	30,574,413	12/31/19	—	(72,413)
					97,415	(166,550)
Equity Contracts:
40	E-mini MSCI Emerging Markets Index	2,003,800	2,053,280	12/20/19	—	(49,480)
14	E-Mini NASDAQ 100	2,175,740	2,206,512	12/20/19	—	(30,772)
(50)	E-mini S&P 500 Index	(7,446,250)	(7,410,931)	12/20/19	—	(35,319)
(12)	Euro STOXX 50 Index	(464,973)	(460,068)	12/20/19	—	(4,905)
(1)	FTSE 100 Index	(90,784)	(90,107)	12/20/19	—	(676)
(148)	Yen Denominated Nikkei 225 Index	(14,964,254)	(14,515,872)	12/12/19	—	(448,382)
					—	(569,534)
Total Futures Contracts					$97,415	$(736,084)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Sold/Moody's Ratings
CDX.NA.HY.32- Quarterly[3]	369,352	5.00%	6/20/24	$(31,259)	$(23,039)	$—	$(8,220)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-Semiannual	CAD 28,581,772	(1.91%)	1.98%[4]	7/9/21	$6,804	$311	$6,493	$—
10 yr IRS-Semiannual/Annually	EUR 19,013,819	0.47%	(0.23%)[5]	10/29/28	20,109	(9)	20,118	—
5 yr IRS-Semiannual/Quarterly	6,391,000	(1.28%)	0.00%[6,7]	11/29/24	(64,346)	95	—	(64,441)
9 yr IRS-Semiannual/Annually	EUR 6,876,175	0.40%	(0.23%)[5]	2/15/28	5,787	(3)	5,790	—
2 yr IRS-Semiannual	CAD 2,245,000	(1.91%)	1.98%[4]	7/9/21	450	24	426	—
5 yr IRS-Semiannual/Quarterly	8,435,070	1.55%	(2.10%)[7]	9/27/24	(16,282)	135	—	(16,417)
Total IRS Contracts						$553	$32,827	$(80,858)
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	253,088	1.00%	12/18/20	$(2,975)	$—	$(2,975)
BNP- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	318,150	1.00%	12/17/21	(7,613)	—	(7,613)
Total TRS Contracts					$—	$(10,588)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[2]	Value		Unrealized Appreciation		Unrealized Depreciation
Over-The-Counter:
Short Equities
JPM - AAC Technologies Holdings - Monthly	(4,000)	1.74%	10/8/2019	(20,589)		$(508)		$—		$(508)
JPM - Advanced Micro Devices - Monthly	(2,258)	1.66%	10/8/2019	(68,869)		3,410		3,410		—
JPM - Akbank T.A.S. - Monthly	(1,554)	1.08%	10/8/2019	(1,978)		(252)		—		(252)
JPM - Amorepacific - Monthly	(31)	1.69%	10/8/2019	(3,625)		(12)		—		(12)
JPM - Amorepacific Group - Monthly	(410)	1.69%	10/8/2019	(21,896)		(504)		—		(504)
CITI - Aptiv - Monthly	(502)	1.84%	10/22/2019	(44,171)		286		286		—
JPM - Autohome - Monthly	(1,005)	1.66%	10/8/2019	(94,234)		10,688		10,688		—
JPM - Baker Hughes a GE - Monthly	(42)	1.66%	10/8/2019	(1,010)		36		36		—
JPM - BASF - Monthly	(808)	1.55%	10/8/2019	(55,807)		(700)		—		(700)
JPM - Bim Birlesik Magazalar - Monthly	(2,170)	1.08%	10/8/2019	(18,293)		(585)		—		(585)
CITI - BYD Electronic International - Monthly	(5,500)	1.27%	10/22/2019	(8,313)		80		80		—
JPM - Cenovus Energy - Monthly	(4,667)	1.28%	10/8/2019	(43,235)		(580)		—		(580)
JPM - Centrais Eletricas Bras - Monthly	(937)	2.03%	10/8/2019	(10,060)		618		618		—
JPM - Centrais Eletricas Brasilier - Monthly	(1,527)	1.54%	10/8/2019	(15,954)		1,199		1,199		—
CITI - China Everbright International - Monthly	(40,000)	1.72%	10/22/2019	(31,074)		313		313		—
JPM - China Everbright International - Monthly	(23,000)	1.74%	10/8/2019	(18,162)		474		474		—
JPM - China Gas Holdings - Monthly	(5,600)	1.74%	10/8/2019	(21,539)		(89)		—		(89)
CITI - China International Capital - Monthly	(3,200)	1.02%	10/22/2019	(6,352)		142		142		—
CITI - China Molybdenum - Monthly	(72,000)	1.27%	10/22/2019	(23,015)		(877)		—		(877)
JPM - China Southern Airlines - Monthly	(120,000)	1.74%	10/8/2019	(73,501)		930		930		—
JPM - China State Construction International Holdings - Monthly	(108,000)	1.74%	10/8/2019	(101,264)		(204)		—		(204)
CITI - China Vanke - Monthly	(600)	1.72%	10/22/2019	(2,105)		17		17		—
JPM - Conagra Brands - Monthly	(2,881)	1.66%	10/8/2019	(84,107)		(4,282)		—		(4,282)
JPM - Concho Resources - Monthly	(373)	1.66%	10/8/2019	(27,692)		2,365		2,365		—
JPM - Constellation Brands - Monthly	(292)	1.66%	10/8/2019	(60,371)		(155)		—		(155)
CITI - Continental - Monthly	(498)	1.68%	10/22/2019	(64,614)		702		702		—
CITI - Ctrip.Com International - Monthly	(295)	1.84%	10/22/2019	(9,453)		813		813		—
JPM - Diamondback Energy - Monthly	(75)	1.66%	10/8/2019	(7,480)		737		737		—
JPM - Dongfeng Motor Group - Monthly	(2,000)	1.74%	10/8/2019	(1,951)		51		51		—
JPM - Electronic Arts - Monthly	(18)	1.66%	10/8/2019	(1,745)		(16)		—		(16)
JPM - FamilyMart UNY Holdings - Monthly	(1,300)	1.79%	10/8/2019	(31,665)		(113)		—		(113)
CITI - Fedex - Monthly	(234)	1.84%	10/22/2019	(34,424)		361		361		—
CITI - Ferrovial - Monthly	(476)	1.68%	10/22/2019	(13,765)		9		9		—
JPM - Fox - Monthly	(433)	1.66%	10/8/2019	(14,852)		1,197		1,197		—
JPM - Fox - Monthly	(31)	1.66%	10/8/2019	(1,054)		76		76		—
CITI - Freeport-McMoRan - Monthly	(7,214)	1.84%	10/22/2019	(74,521)		5,483		5,483		—
CITI - Galaxy Entertainment Group - Monthly	(11,000)	1.72%	10/22/2019	(70,229)		2,046		2,046		—
JPM - Geely Automobile Holdings - Monthly	(33,000)	1.74%	10/8/2019	(55,605)		(463)		—		(463)
JPM - Hess - Monthly	(101)	1.66%	10/8/2019	(6,470)		362		362		—
CITI - Hormel Foods - Monthly	(2,404)	1.84%	10/22/2019	(102,410)		(2,717)		—		(2,717)
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[2]	Value		Unrealized Appreciation		Unrealized Depreciation
Over-The-Counter:
Short Equity (continued)
CITI - Hotai Motor - Monthly	(3,000)	0.77%	10/22/2019	(45,156)		$(410)		$—		$(410)
JPM - Hyundai Steel - Monthly	(415)	1.01%	10/8/2019	(13,407)		(76)		—		(76)
JPM - Illumina - Monthly	(122)	1.66%	10/8/2019	(32,952)		(4,162)		—		(4,162)
CITI - Industrias Penoles - Monthly	(429)	1.52%	10/22/2019	(5,871)		157		157		—
CITI - Infineon Technologies - Monthly	(976)	1.58%	10/22/2019	(18,327)		787		787		—
JPM - iQIYI - Monthly	(5,629)	1.13%	10/8/2019	(103,039)		12,244		12,244		—
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(238)	1.52%	10/22/2019	(24,817)		178		178		—
CITI - Kuehne Nagel Intl - Monthly	(168)	1.68%	10/22/2019	(24,654)		(90)		—		(90)
CITI - LG Display - Monthly	(3,956)	1.52%	10/22/2019	(47,214)		416		416		—
JPM - LG Display - Monthly	(2,467)	1.69%	10/8/2019	(29,470)		287		287		—
CITI - Linde - Monthly	(243)	1.84%	10/22/2019	(47,020)		(54)		—		(54)
CITI - LINE - Monthly	(600)	(0.45%)	10/22/2019	(22,277)		736		736		—
JPM - LINE - Monthly	(1,800)	(0.18%)	10/8/2019	(67,010)		2,386		2,386		—
JPM - Lojas Americanas - Monthly	(3,870)	1.94%	10/8/2019	(17,462)		(980)		—		(980)
CITI - Longfor Group Holdings - Monthly	(500)	1.72%	10/22/2019	(1,849)		(18)		—		(18)
CITI - Lotte - Monthly	(832)	1.27%	10/22/2019	(26,235)		1,045		1,045		—
JPM - Lotte - Monthly	(182)	1.20%	10/8/2019	(5,294)		(216)		—		(216)
JPM - Lotte Shopping - Monthly	(76)	1.69%	10/8/2019	(8,728)		543		543		—
JPM - Makita - Monthly	(300)	1.79%	10/8/2019	(8,991)		(534)		—		(534)
JPM - mBank - Monthly	(13)	1.33%	10/8/2019	(1,081)		(46)		—		(46)
CITI - Meituan Dianping - Monthly	(1,200)	1.72%	10/22/2019	(11,641)		(612)		—		(612)
JPM - Mercadolibre - Monthly	(29)	1.66%	10/8/2019	(16,186)		200		200		—
JPM - Neste Oyj - Monthly	(437)	1.55%	10/8/2019	(13,718)		(743)		—		(743)
JPM - Nine Dragons Paper Holdings - Monthly	(3,000)	1.74%	10/8/2019	(2,630)		104		104		—
JPM - Nippon Paint Holdings - Monthly	(400)	1.79%	10/8/2019	(19,143)		(1,788)		—		(1,788)
CITI - Nucor - Monthly	(713)	1.84%	10/22/2019	(37,286)		987		987		—
JPM - O Reilly Automotive - Monthly	(117)	1.66%	10/8/2019	(47,216)		590		590		—
JPM - PGE Polska Grupa Energetyczna - Monthly	(4,461)	1.22%	10/8/2019	(9,234)		340		340		—
CITI - Pinduoduo - Monthly	(1,042)	1.84%	10/22/2019	(34,785)		1,212		1,212		—
CITI - Polskie Gornictwo Naftowe - Monthly	(12,431)	1.18%	10/22/2019	(15,156)		585		585		—
JPM - PPL - Monthly	(108)	1.66%	10/8/2019	(3,170)		(231)		—		(231)
JPM - Renesas Electronics - Monthly	(5,500)	1.79%	10/8/2019	(35,181)		(878)		—		(878)
JPM - Santander Bank Polska - Monthly	(114)	1.33%	10/8/2019	(8,872)		(42)		—		(42)
JPM - Saputo - Monthly	(642)	1.58%	10/8/2019	(19,575)		(170)		—		(170)
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(5,000)	1.72%	10/22/2019	(14,394)		973		973		—
CITI - Sharp - Monthly	(2,000)	1.75%	10/22/2019	(23,131)		786		786		—
JPM - Shenzhou International Group Holdings - Monthly	(2,500)	1.74%	10/8/2019	(35,304)		2,698		2,698		—
CITI - Shopify - Monthly	(127)	1.84%	10/22/2019	(39,711)		162		162		—
JPM - Shoprite Holdings - Monthly	(4,145)	1.33%	10/8/2019	(35,260)		1,733		1,733		—
JPM - Sina - Monthly	(473)	1.66%	10/8/2019	(21,507)		2,970		2,970		—
CITI - Sino Biopharmaceutical - Monthly	(66,000)	1.72%	10/22/2019	(86,762)		2,982		2,982		—
JPM - Sk Hynix - Monthly	(337)	1.69%	10/8/2019	(23,816)		670		670		—
JPM - SMC - Monthly	(100)	1.79%	10/8/2019	(40,843)		(2,160)		—		(2,160)
JPM - Softbank Group - Monthly	(200)	1.79%	10/8/2019	(8,695)		799		799		—
JPM - Sony Financial Holdings - Monthly	(100)	1.79%	10/8/2019	(2,195)		17		17		—
JPM - Southwest Airlines - Monthly	(974)	1.66%	10/8/2019	(52,114)		(491)		—		(491)
JPM - Sprint - Monthly	(847)	1.66%	10/8/2019	(5,853)		627		627		—
JPM - Sunny Optical Technology Group - Monthly	(2,900)	1.74%	10/8/2019	(43,469)		909		909		—
JPM - Suzano - Monthly	(13,090)	1.65%	10/8/2019	(101,227)		(4,835)		—		(4,835)
JPM - Ultrapar Participacoes - Monthly	(2,975)	1.54%	10/8/2019	(13,329)		131		131		—
CITI - Volkswagen - Monthly	(449)	1.68%	10/22/2019	(78,597)		1,394		1,394		—
CITI - Xiaomi - Monthly	(89,000)	0.52%	10/22/2019	(105,809)		5,924		5,924		—
CITI - ZTE - Monthly	(6,000)	0.52%	10/22/2019	(16,264)		357		357		—
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[2]	Value		Unrealized Appreciation		Unrealized Depreciation
Over-The-Counter:
Short Equity (continued)
CITI - ZTO Express Cayman - Monthly	(2,886)	1.84%	10/22/2019	(60,693)		$(866)		$—		$(866)
Total Short Equities								$78,324		$(31,459)
Total CFD Swap Contracts							$78,324		$(31,459)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on CDOR03M.
[5] Rate resets based on EURIBOR06M.
[6] Effective November 29, 2019.
[7] Rate resets based on LIBOR03M.
[8] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of (45)-203 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[9] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDOR03M–Canadian Bankers' Acceptance Rate 3 Month
CDX.NA.HY–Credit Default Swap Index North America High Yield
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLP–Chilean Peso
CSI–Credit Suisse International
CVA–Dutch Certificate
DB–Deutsche Bank
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IDR–Indonesia Rupiah
INR–Indian Rupee
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
IRS–Interest Rate Swap
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR–London Interbank Offered Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NSI–Nomura Securities International
NZD–New Zealand Dollar
PIK–Payment-in-kind
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SGD–Singapore Dollar
SOC–Societe Generale
SPDR–Standard & Poor’s Depositary Receipt
TOPIX–Tokyo Stock Price Index
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of September 30, 2019, the net assets of the Subsidiary were $6,800,307, which represented 0.76% of the Fund's net assets.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
 Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$16,706	$—	$—	$16,706
Australia	—	1,371,031	876,778	2,247,809
Brazil	5,346,638	—	—	5,346,638
Canada	8,292,942	—	—	8,292,942
Chile	201,618	—	—	201,618
China	5,452,063	11,033,149	—	16,485,212
Czech Republic	—	276,427	—	276,427
Denmark	—	1,095,090	—	1,095,090
Finland	—	3,593	—	3,593
France	4,565,759	14,908,823	—	19,474,582
Germany	2,728,388	11,292,697	—	14,021,085
Hong Kong	—	7,177,125	—	7,177,125
India	—	6,943,712	—	6,943,712
Indonesia	—	384,834	—	384,834
Italy	1,003,644	6,459,337	—	7,462,981
Japan	—	48,988,076	—	48,988,076
Mexico	81,387	—	—	81,387
Netherlands	1,878,047	15,027,590	—	16,905,637
Peru	5,631	—	—	5,631
Portugal	—	291,015	—	291,015
Republic of Korea	—	3,999,707	—	3,999,707
Singapore	—	4,393,618	—	4,393,618
South Africa	—	66,009	—	66,009
Spain	—	5,168,331	—	5,168,331
Sweden	—	162,666	—	162,666
Switzerland	—	7,617,713	—	7,617,713
Taiwan	862,802	11,281,195	—	12,143,997
Thailand	1,595,003	98,037	—	1,693,040
Turkey	7,623	46,167	—	53,790
United Arab Emirates	—	1,448,317	—	1,448,317
United Kingdom	28,668	10,193,156	—	10,221,824
United States	299,232,980	2,213,870	4,486	301,451,336
Convertible Preferred Stock	438,477	—	—	438,477
Preferred Stocks
Brazil	493,920	—	—	493,920
Germany	—	2,647,482	—	2,647,482
United States	1,629,880	—	1,787,501	3,417,381
Convertible Bonds	—	363,172	—	363,172
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds
Australia	$—	$—	$3,779,290	$3,779,290
Chile	—	377	—	377
China	—	534,190	—	534,190
France	—	697,890	—	697,890
Japan	—	2,122,299	—	2,122,299
Luxembourg	—	195,755	—	195,755
Netherlands	—	1,775,557	—	1,775,557
Switzerland	—	455,186	—	455,186
United Kingdom	—	3,859,052	—	3,859,052
United States	—	50,701,740	—	50,701,740
Loan Agreements	—	1,233,745	—	1,233,745
Sovereign Bonds	—	60,734,249	—	60,734,249
U.S. Treasury Obligations	—	212,577,250	—	212,577,250
Exchange-Traded Fund	1,343,806	—	—	1,343,806
Money Market Fund	1,464,428	—	—	1,464,428
Short-Term Investments	—	38,438,200	—	38,438,200
Option Purchased	3,322,446	—	—	3,322,446
Total Investments	$339,992,856	$548,277,429	$6,448,055	$894,718,340
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$710,900	$—	$710,900
Futures Contracts	$97,415	$—	$—	$97,415
Swap Contracts	$—	$111,151	$—	$111,151
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,767,347)	$—	$(1,767,347)
Futures Contracts	$(736,084)	$—	$—	$(736,084)
Options Written	$(3,335,502)	$—	$—	$(3,335,502)
Swap Contracts	$—	$(131,125)	$—	$(131,125)
During the period April 29, 2019 * through September 30, 2019, there were no material transfers to or from Level 3 investments.
* Date of commencement of operations
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the consolidated financial statements.
LVIP BlackRock Global Allocation Fund–25